UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

 (Address of principal executive offices)(Zip code)

CT Corporation System

1300 East 9th Street

Cleveland, OH  44114

 (Name and address of agent for service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South Street, Suite 1700

Columbus, OH  43215

Registrant’s Telephone Number, including Area Code:  440-922-0066

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

COLLABORATIVE INVESTMENT SERIES TRUST

DIVIDEND PERFORMERS FUND

Class I:  IPDPX

PREFERRED-PLUS FUND

Class I:  IPPPX

SEMI-ANNUAL REPORT

MARCH 31, 2021

(UNAUDITED)

1-800-869-1679

www.innovativeportfolios.com

COLLABORATIVE INVESTMENT SERIES TRUST

DIVIDEND PERFORMERS

PORTFOLIO ILLUSTRATION

MARCH 31, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials 5.66%
Consumer Cyclical 9.32%
Consumer Defensive 5.36%
Financial Services 7.70%
Healthcare 13.67%
Industrials 40.85%
Money Market Fund 3.32%
Put Options 0.07%
Technology 14.05%

Sectors are categorized using Morningstar® classifications, and do not correspond to the classifications used in the Schedule of Investments which are derived from SIC industries.

Excludes written options.

Semi-Annual Report | 1

COLLABORATIVE INVESTMENT SERIES TRUST

PREFERRED-PLUS

PORTFOLIO ILLUSTRATION

MARCH 31, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Money Market Fund 0.86%
Industrials 5.07%
Put Options 0.03%
Real Estate Investment Trusts 2.72%
Utilities 3.80%
Closed-End Mutual Funds 1.22%
Communication Services 2.57%
Consumer Cyclical 1.31%
Consumer Defensive 2.00%
Financial Services 80.42%

Sectors are categorized using Morningstar® classifications, and do not correspond to the classifications used in the Schedule of Investments which are derived from SIC industries.

Excludes written options.

Semi-Annual Report | 2

COLLABORATIVE INVESTMENT SERIES TRUST

DIVIDEND PERFORMERS

SCHEDULE OF INVESTMENTS*

MARCH 31, 2021 (UNAUDITED)

Shares		Value

COMMON STOCKS - 96.76%

Arrangement of Transportation of Freight & Cargo - 1.99%
2,424	Expeditors International of Washington, Inc. (a)	$ 261,041

Construction Machinery & Equipment - 2.24%
1,268	Caterpillar, Inc. (a)	294,011

Construction, Mining & Materials Handling Machinery & Equipment - 1.93%
1,839	Dover Corp. (a)	252,182

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.97%
2,857	Emerson Electric Co. (a)	257,759

Electronic Components & Accessories - 2.17%
1,518	Hubbell, Inc. (a)	283,699

Engines & Turbines - 1.87%
943	Cummins, Inc. (a)	244,341

Fabricated Rubber Products - 1.91%
1,522	Carlisle Companies, Inc. (a)	250,491

Fire, Marine & Casualty Insurance - 1.94%
1,964	Hanover Insurance Group, Inc. (a)	254,259

General Industrial Machinery & Equipment - 2.06%
1,220	Illinois Tool Works, Inc. (a)	270,254

Guided Missiles & Space Vehicles & Parts - 1.93%
685	Lockheed Martin Corp. (a)	253,107

Hospital & Medical Service Plans - 2.05%
722	UnitedHealth Group, Inc. (a)	268,635

Household Furniture - 1.76%
5,061	Leggett & Platt, Inc. (a)	231,035

Life Insurance - 1.76%
2,388	Globe Life, Inc. (a)	230,752

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.79%
687	Cintas Corp. (a)	234,480

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 3

COLLABORATIVE INVESTMENT SERIES TRUST

DIVIDEND PERFORMERS

SCHEDULE OF INVESTMENTS* (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

Shares		Value

Metalworking Machinery & Equipment - 1.99%
2,119	Lincoln Electric Holdings, Inc. (a)	$ 260,510

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.98%
1,877	Eaton Corp. PLC (Ireland) (a)	259,552

Motors & Generators - 1.99%
1,828	Regal Beloit Corp. (a)	260,819

Optical Instruments & Lenses - 2.27%
901	KLA Corp. (a)	297,690

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.95%
2,781	RPM International, Inc. (a)	255,435

Paper Mills - 1.87%
4,525	International Paper Co. (a)	244,667

Perfumes, Cosmetics & Other Toilet Preparations - 1.71%
2,847	Colgate-Palmolive Co. (a)	224,429

Pharmaceutical Preparations - 3.82%
2,079	Abbott Laboratories (a)	249,147
1,530	Johnson & Johnson (a)	251,455
		500,602
Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 1.89%
2,246	Eastman Chemical Co. (a)	247,329

Pumps & Pumping Equipment - 2.08%
3,003	ITT, Inc. (a)	273,003

Radio & TV Broadcasting & Communications Equipment - 1.62%
1,603	Qualcomm, Inc. (a)	212,542

Railroads, Line-Haul Operating - 3.61%
2,489	CSX Corp. (a)	239,989
1,059	Union Pacific Corp. (a)	233,414
		473,403
Retail-Building Materials, Hardware, Garden Supply - 1.84%
326	The Sherwin-Williams Co. (a)	240,591

Retail-Lumber & Other Building Materials Dealers - 3.92%
1,336	Lowe's Companies, Inc. (a)	254,080
848	The Home Depot, Inc. (a)	258,852
		512,932

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 4

COLLABORATIVE INVESTMENT SERIES TRUST

DIVIDEND PERFORMERS

SCHEDULE OF INVESTMENTS* (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

Shares		Value

Retail-Radio Tv & Consumer Electronics Stores - 1.79%
2,042	Best Buy Co., Inc. (a)	$ 234,442

Retail-Variety Stores - 3.65%
1,337	Target Corp. (a)	264,820
1,572	Walmart, Inc. (a)	213,525
		478,345
Security & Commodity Brokers, Dealers, Exchanges & Services - 2.01%
1,536	T. Rowe Price Group, Inc. (a)	263,578

Semiconductors & Related Devices - 2.02%
1,401	Texas Instruments, Inc. (a)	264,775

Services-Business Services - 3.95%
975	Accenture PLC Class A (a)	269,344
1,617	Broadridge Financial Solutions, Inc. (a)	247,563
		516,907
Services-Consumer Credit Reporting, Collection Agencies - 2.00%
741	S&P Global, Inc. (a)	261,477

Services-Equipment Rental & Leasing - 1.49%
4,513	PROG Holdings, Inc. (a)	195,368

Services-Help Supply Services - 2.07%
3,482	Robert Half International, Inc. (a)	271,840

Services-Prepackaged Software - 2.05%
3,818	Oracle Corp. (a)	267,909

Surgical & Medical Instruments & Apparatus - 3.81%
1,407	3M Co. (a)	271,101
934	Stryker Corp. (a)	227,504
		498,605
Wholesale-Drugs Proprietaries & Druggists' Sundries - 6.08%
2,207	AmerisourceBergen Corp. (a)	260,580
4,385	Cardinal Health, Inc. (a)	266,389
1,384	McKesson Corp. (a)	269,935
		796,904
Wholesale-Durable Goods - 1.95%
637	W.W. Grainger, Inc. (a)	255,392

Wholesale-Industrial Machinery & Equipment - 1.98%
2,879	MSC Industrial Direct Co., Inc. Class A (a)	259,657

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 5

COLLABORATIVE INVESTMENT SERIES TRUST

DIVIDEND PERFORMERS

SCHEDULE OF INVESTMENTS* (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

Shares		Value

Wholesale-Machinery, Equipment & Supplies - 2.00%
2,878	Applied Industrial Technologies, Inc. (a)	$ 262,387

TOTAL COMMON STOCKS (Cost $9,870,822) - 96.76%		12,677,136

MONEY MARKET FUND - 3.33%
436,077	First American Government Obligations Fund Class X 0.04% **	436,077
TOTAL MONEY MARKET FUND (Cost $436,077) - 3.33%		436,077

INVESTMENTS IN SECURITIES, AT VALUE (Cost $10,306,899) - 100.09%		13,113,213

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $25,909) - 0.06%		8,653

INVESTMENTS IN SECURITIES AND PURCHASED OPTIONS, AT VALUE (Cost $10,332,808) - 100.15%		13,121,866

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $160,085) - (0.51)%		(67,380)

OTHER ASSETS LESS LIABILITIES, NET - 0.36%		47,200

NET ASSETS - 100.00%		$ 13,101,686

* Classifications in this Schedule of Investments are derived from SIC industries.

**Variable rate security; the rate shown represents the yield at March 31, 2021.

(a) All or portion of this security is held as collateral for written options. Total value of securities held as collateral is $12,677,136 representing 96.76% of net assets.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 6

COLLABORATIVE INVESTMENT SERIES TRUST

DIVIDEND PERFORMERS

SCHEDULE OF PURCHASED OPTIONS

MARCH 31, 2021 (UNAUDITED)

PUT OPTIONS - 0.06% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	110	$3,344,000	$304.00	4/16/2021	$ 1,210

SPDR S&P 500 ETF Trust	Interactive Brokers	122	3,904,000	320.00	4/23/2021	2,318

SPDR S&P 500 ETF Trust	Interactive Brokers	125	4,000,000	320.00	5/7/2021	5,125

Total Put Options (Premiums Paid $25,909) - 0.06%						$ 8,653

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at March 31, 2021.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 7

COLLABORATIVE INVESTMENT SERIES TRUST

DIVIDEND PERFORMERS

SCHEDULE OF WRITTEN OPTIONS

MARCH 31, 2021 (UNAUDITED)

PUT OPTIONS - (0.51)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(110)	$(3,993,000)	$ 363.00	4/16/2021	$ (5,280)

SPDR S&P 500 ETF Trust	Interactive Brokers	(122)	(4,599,400)	377.00	4/23/2021	(21,350)

SPDR S&P 500 ETF Trust	Interactive Brokers	(125)	(4,737,500)	379.00	5/7/2021	(40,750)

Total Put Options (Premiums Received $160,085) - (0.51)%						$(67,380)

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at March 31, 2021.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 8

COLLABORATIVE INVESTMENT SERIES TRUST

PREFERRED-PLUS

SCHEDULE OF INVESTMENTS*

MARCH 31, 2021 (UNAUDITED)

Shares		Value

PREFERRED SECURITIES-$25 PAR VALUE - 46.67%

Deep Sea Foreign Transportation of Freight - 0.44%
2,000	Costamare, Inc. Series E (Marshall Islands) 8.875% (b) (c)	$ 53,540

Electric & Other Services Combined - 0.94%
4,100	NiSource, Inc. Series B 6.500%, to 3/15/2024 (a) (b) (c)	114,267

Electric Services - 1.67%
4,000	SCE Trust IV Series J 5.375%, to 9/15/2025 (a) (b) (c)	100,840
4,000	SCE Trust V Series K 5.450%, to 3/15/2026 (a) (b) (c)	102,240
		203,080
Fire, Marine & Casualty Insurance - 1.42%
6,000	Enstar Group LTD Series D 7.000%, to 9/01/2028 (Bermuda) (a) (b) (c)	172,560

Insurance Agents Brokers & Services - 1.95%
9,000	Equitable Holdings, Inc. Series A 5.250%, to 12/15/2024 (b) (c)	236,520

Life Insurance - 10.41%
4,000	American Equity Investment Life Holding Co. Series A 5.950%, to 12/01/2024 (a) (b) (c)	105,000
6,000	American Equity Investment Life Holding Co. Series A 6.625%, to 9/01/2025 (a) (b) (c)	163,080
9,000	Athene Holdings Ltd. Series A 6.350%, to 6/30/2029 (Bermuda) (a) (b) (c)	258,300
6,000	Assurant, Inc. 5.250%, due 1/15/2061 (c)	154,320
3,400	Brighthouse Financial, Inc. 6.250% due 9/15/2058 (c)	92,208
5,000	Brighthouse Financial, Inc. Series B 6.750%, to 6/25/2025 (b) (c)	139,500
4,500	MetLife, Inc. Series A 4.000% (minimum coupon 4%, 3-month US Libor + 1.000%) (b) (c) FRN	114,750
9,000	MetLife, Inc. Series F 4.750%, to 3/15/2025 (b) (c)	238,140
		1,265,298
Miscellaneous Business Credit Institution - 1.09%
5,000	National Rural Utilities Cooperative Finance Corp. Series US 5.500%, due 5/15/2064 (c)	132,150

Motor Vehicles & Passenger Car Bodies - 1.30%
2,000	Ford Motor Co. 6.200%, due 6/01/2059 (c)	52,900
4,000	Ford Motor Co. 6.000%, due 12/01/2059 (c)	105,440
		158,340

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 9

COLLABORATIVE INVESTMENT SERIES TRUST

PREFERRED-PLUS

SCHEDULE OF INVESTMENTS* (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

Shares		Value

National Commercial Banks - 13.87%
6,800	Bank of America Corp. Series 02 3.000% (minimum coupon 3%, 3-month US Libor + 0.65%) (b) (c) FRN	$ 146,744
8,000	Capital One Financial Corp. Series I 5.000%, to 12/01/2024 (b) (c)	206,000
7,547	Capital One Financial Corp. Series J 4.800%, to 6/01/2025 (b) (c)	189,732
5,000	Capital One Financial Corp. Series K 4.625%, to 12/01/2025 (b) (c)	127,250
4,095	Citigroup Capital XIII 6.5815%, due 10/30/2040 (3-month US Libor + 6.370%) (c) FRN	110,156
4,000	First Midwest Bancorp, Inc. Series C 7.000%, to 8/20/2025 (b) (c)	112,440
2,000	JPMorgan Chase & Co. Series JJ 4.55%, to 6/01/2026 (b) (c)	51,240
3,500	KeyCorp Series E 6.125%, to 12/15/2026 (a) (b) (c)	104,230
5,000	Regions Financial Corp. Series C 5.700%, to 5/15/2029 (a) (b) (c)	138,400
4,000	Synovus Financial Corp. Series D 6.300%, to 6/21/2023 (a) (b) (c)	105,400
4,000	Truist Financial Corp. Series R 4.750%, to 9/01/2025 (b) (c)	103,000
7,600	U.S. Bancorp Series B 3.500%, to 11/05/2020 (minimum coupon 3.5%, 3-month US Libor + 0.600%) (b) (c) FRN	182,628
4,025	Wells Fargo & Co. Series Q 5.850%, to 9/15/2023 (a) (b) (c)	107,870
		1,685,090
Real Estate Investment Trusts - 2.71%
1,000	Public Storage, Inc. Series M 4.125%, to 8/14/2025 (b) (c)	25,810
3,900	Sachem Capital Corp. 6.875%, due 12/30/2024 (c)	98,085
8,000	Vornado Realty Trust Series N 5.250%, to 11/24/2025 (b) (c)	205,120
		329,015
Security Brokers, Dealers & Flotation Companies - 1.80%
1,400	Goldman Sachs Group, Inc. Series K 6.375%, to 5/10/2024 (a) (b) (c)	40,012
3,295	Morgan Stanley Series F 6.875%, to 1/15/2024 (a) (b) (c)	92,754
3,000	Morgan Stanley Series K 5.850%, to 4/15/2027 (a) (b) (c)	85,440
		218,206
Services-Equipment Rental & Leasing - 1.30%
6,000	Air Lease Corp. Series A 6.150%, to 3/15/2024 (a) (b) (c)	157,200

State Commercial Banks - 3.23%
4,000	Fifth-Third Bancorp Series K 4.950%, to 9/30/2024 (b) (c)	106,080
4,500	First Citizens Bancshares, Inc. Series A 5.375%, to 3/15/2025 (b) (c)	121,275
2,000	First Republic Bank Series K 4.125%, to 10/30/2025 (b) (c)	50,000
4,000	State Street Corp. Series G 5.350%, to 3/15/2026 (a) (b) (c)	115,480
		392,835

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 10

COLLABORATIVE INVESTMENT SERIES TRUST

PREFERRED-PLUS

SCHEDULE OF INVESTMENTS* (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

Shares		Value

Telephone Communications (No Radio Telephone) - 2.55%
4,000	AT&T, Inc. Series A 5.000%, to 12/12/2024 (b) (c)	$ 105,480
6,000	AT&T, Inc. Series C 4.750%, to 2/18/2025 (b) (c)	151,620
2,000	Telephone & Data Systems, Inc. Series UU 6.625%, to 3/31/2026 (b) (c)	53,140
		310,240
Wholesale-Farm Product Raw Materials - 1.99%
4,000	CHS, Inc. Series 2 7.100%, to 3/31/2024 (a) (b) (c)	110,440
4,560	CHS, Inc. Series 4 7.500%, to 1/21/2025 (b) (c)	131,282
		241,722

TOTAL PREFERRED SECURITIES-$25 PAR VALUE (Cost $5,451,346) - 46.67%		5,670,063

PREFERRED SECURITIES-$50 PAR VALUE - 0.82%

Electric Services - 0.82%
2,000	DTE Energy Co. 6.250%, due 11/01/2022 (c)	99,380

TOTAL PREFERRED SECURITIES-$50 PAR VALUE (Cost $100,685) - 0.82%		99,380

PREFERRED SECURITIES-CAPITAL SECURITIES - 49.94%

Electric Services - 0.94%
100,000	Emera, Inc. Series 16-A 6.750%, to 6/15/2026 (Canada) (a) (c) (maturity date 6/15/2076)	113,651

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.78%
100,000	General Electric Co. Series D 3.51388% (3-month US Libor + 3.33%) ** (b) (c)	94,350

Finance Services - 4.53%
175,000	American Express Co. Series C 3.535380%, to 12/15/2020 (a) (b) (c)	173,418
200,000	General Motors Financial Co., Inc. Series A 5.750%, to 9/30/2027 (a) (b) (c)	209,760
155,000	General Motors Financial Co., Inc. Series C 5.700%, to 9/30/2030 (a) (b) (c)	167,400
		550,578
Fire, Marine & Casualty Insurance - 1.37%
160,000	Progressive Corp. Series B 5.375%, to 3/15/2023 (a) (b) (c)	166,448

Life Insurance - 1.46%
160,000	MetLife, Inc. Series D 5.875%, to 3/15/2028 (a) (b) (c)	177,200

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 11

COLLABORATIVE INVESTMENT SERIES TRUST

PREFERRED-PLUS

SCHEDULE OF INVESTMENTS* (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

Shares		Value

National Commercial Banks - 22.94%
200,000	Bank of America Corp. Series JJ 5.125%, to 6/20/2024 (a) (b) (c)	$ 211,900
300,000	Bank of America Corp. Series FF 5.875%, to 3/15/2028 (a) (b) (c)	327,201
150,000	Citigroup, Inc. Series M 6.300%, to 5/15/2024 (a) (b) (c)	159,347
150,000	Citigroup, Inc. Series T 6.250%, to 8/15/2026 (a) (b) (c)	171,375
200,000	Huntington Bancshares, Inc. Series G 4.450%, to 10/15/2023 (a) (b) (c)	208,240
170,000	JPMorgan Chase & Co. Series CC 4.625%, to 11/01/2022 (a) (b) (c)	167,606
160,000	JPMorgan Chase & Co. Series X 6.100%, to 10/01/2024 (a) (b) (c)	172,240
125,000	JPMorgan Chase & Co. Series Z 4.051%, to 2/01/2021 (b) (c)	125,237
160,000	KeyCorp Series D 5.000%, to 9/15/2026 (a) (b) (c)	175,248
160,000	PNC Financial Services Group, Inc. Series S 5.000%, to 11/01/2026 (a) (b) (c)	174,600
250,000	Regions Financial Corp. Series D 5.750%, to 6/15/2025 (a) (b) (c)	275,312
250,000	Truist Financial Corp. Series N 4.800%, to 9/01/2024 (a) (b) (c)	262,143
100,000	Truist Financial Corp. Series M 5.125%, to 12/15/2027 (a) (b) (c)	105,688
150,000	Wells Fargo & Co. Series S 5.900%, to 6/15/2024 (a) (b) (c)	159,412
65	Wells Fargo & Co. Series L 7.500% (b) (c)	92,132
		2,787,681
Personal Credit Institutions - 1.37%
160,000	Discover Financial Services Series C 5.500%, to 10/30/2027 (a) (b) (c)	166,048

Security Brokers, Dealers & Flotation Companies - 6.57%
175,000	Charles Schwab Corp. Series F 5.000%, to 12/01/2027 (a) (b) (c)	181,037
150,000	Charles Schwab Corp. Series H 4.000%, to 12/01/2030 (a) (b) (c)	147,247
160,000	Goldman Sachs Group, Inc. Series P 5.000%, to 11/10/2022 (a) (b) (c)	158,880
185,000	Morgan Stanley Series M 5.875%, to 9/15/2026 (a) (b) (c)	208,125
100,000	Morgan Stanley Series N 5.300%, to 12/15/2025 (a) (b) (c)	103,000
		798,289
Services-Equipment Rental & Leasing - 2.54%
300,000	AerCap Holdings N.V. 5.875%, to 10/10/2024 (Ireland) ** (a) (c) (Maturity date: 10/10/2079)	308,611

State Commercial Banks - 7.44%
180,000	Bank of New York Mellon Corp. Series D 4.500%, to 6/20/2023 (a) (b) (c)	182,250
105,000	Bank of New York Mellon Corp. Series F 4.625%, to 9/20/2026 (a) (b) (c)	110,775
450,000	Fifth-Third Bancorp Series J 3.3315% (3-month US Libor + 3.129%) (b) (c) FRN	443,250
160,000	State Street Corp. Series H 5.625%, to 12/15/2023 (a) (b) (c)	168,208
		904,483

TOTAL PREFERRED SECURITIES-CAPITAL SECURITIES (Cost $5,878,598) - 49.94%		6,067,339

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 12

COLLABORATIVE INVESTMENT SERIES TRUST

PREFERRED-PLUS

SCHEDULE OF INVESTMENTS* (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

Shares		Value

CLOSED-END MUTUAL FUNDS - 1.21%
1,215	Cohen & Steers Limited Duration Preferred and Income Fund, Inc. (c)	$ 31,736
11,950	Nuveen Preferred Securities Income Fund (c)	116,154
TOTAL CLOSED-END MUTUAL FUNDS (Cost $140,290) - 1.21%		147,890

MONEY MARKET FUND - 0.85%
103,497	First American Government Obligations Fund Class X 0.04% **	103,497
TOTAL MONEY MARKET FUND (Cost $103,497) - 0.85%		103,497

INVESTMENTS IN SECURITIES, AT VALUE (Cost $11,674,416) - 99.49%		12,088,169

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $12,132) - 0.03%		3,935

INVESTMENTS IN SECURITIES AND PURCHASED OPTIONS, AT VALUE (Cost $11,686,548) - 99.52%		12,092,104

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $74,352) - (0.25)%		(30,418)

OTHER ASSETS LESS LIABILITIES, NET - 0.73%		88,220

NET ASSETS - 100.00%		$12,149,906

(a) Security converts to floating rate after the indicated fixed-rate coupon period.

(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer as of the date indicated.

(c) All or portion of this security is held as collateral for written options. Total value of securities held as collateral is $11,984,673 representing 98.64% of net assets.

* Classifications in this Schedule of Investments are derived from SIC industries.

**Variable rate security; the rate shown represents the yield at March 31, 2021.

LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs. 3-month is the period where it is a fixed period of 3 months a lender will lend at that cost.

FRN- Floating Rate Note is a debt instrument whose coupon rate is variable and tied to a benchmark rate such as LIBOR or the US Treasury Bill rate. Thus, the coupon rate on a floating rate note is variable. It is typically composed of a variable benchmark rate plus a fixed spread.

The accompanying notes are an integral part of these financial statements.

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COLLABORATIVE INVESTMENT SERIES TRUST

PREFERRED-PLUS

SCHEDULE OF PURCHASED OPTIONS

MARCH 31, 2021 (UNAUDITED)

PUT OPTIONS - 0.03% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	56	$1,702,400	$ 304.00	4/16/2021	$ 616

SPDR S&P 500 ETF Trust	Interactive Brokers	56	1,792,000	320.00	4/23/2021	1,064

SPDR S&P 500 ETF Trust	Interactive Brokers	55	1,760,000	320.00	5/7/2021	2,255

Total Put Options (Premiums Paid $12,132) - 0.03%						$ 3,935

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at March 31, 2021.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

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COLLABORATIVE INVESTMENT SERIES TRUST

PREFERRED-PLUS

SCHEDULE OF WRITTEN OPTIONS

MARCH 31, 2021 (UNAUDITED)

PUT OPTIONS - (0.25)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(56)	$(2,032,800)	$ 363.00	4/16/2021	$ (2,688)

SPDR S&P 500 ETF Trust	Interactive Brokers	(56)	(2,111,200)	377.00	4/23/2021	(9,800)

SPDR S&P 500 ETF Trust	Interactive Brokers	(55)	(2,084,500)	379.00	5/7/2021	(17,930)

Total Put Options (Premiums Received $74,352) - (0.25)%						$(30,418)

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at March 31, 2021.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

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COLLABORATIVE INVESTMENT SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2021 (UNAUDITED)

	Dividend Performers	Preferred-Plus
Assets:
Investments in Securities, at Value (Cost $10,306,899, and $11,674,416, respectively)	$13,113,213	$12,088,169
Investments in Purchased Options, at Value (Premiums Paid $25,909, and $12,132, respectively)	8,653	3,935
Receivables:
Dividends and Interest	13,788	66,061
Shareholder Subscriptions	128	-
Cash	500	500
Deposit with Broker for Written Options	48,619	40,673
Prepaid Expenses	7,577	6,674
Total Assets	13,192,478	12,206,012
Liabilities:
Written Options, at Value (Premiums Received $160,085, and $74,352, respectively)	67,380	30,418
Payables:
Advisor Fees	3,684	5,502
Administrative Fees	2,694	2,587
Distribution Fees	-	215
Trustee Fees	610	615
Accrued Expenses	16,424	16,769
Total Liabilities	90,792	56,106

Net Assets	$13,101,686	$12,149,906

Net Assets Consist of:
Paid In Capital	$ 9,933,529	$11,699,818
Accumulated Earnings (Deficit)	3,168,157	450,088
Net Assets	$13,101,686	$12,149,906

Class I Shares:
Net Assets	$13,101,686	$12,149,906
Shares outstanding	770,132	1,028,176
Net asset value, offering price, and redemption price per share	$ 17.01	$ 11.82

The accompanying notes are an integral part of these financial statements.

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COLLABORATIVE INVESTMENT SERIES TRUST

STATEMENTS OF OPERATIONS

        FOR THE SIX MONTHS ENDED MARCH 31, 2021 (UNAUDITED)

	Dividend Performers	Preferred-Plus
Investment Income:
Dividends	$ 123,549	$ 146,399
Interest	51	136,582
Total Investment Income	123,600	282,981

Expenses:
Advisory fees (Note 4)	57,095	57,849
Administrative fees	14,274	14,462
Audit fees	10,089	10,088
Custody	4,141	3,321
Legal fees	6,908	8,476
Transfer Agent fees	17,094	17,697
Trustee fees (Note 4)	1,871	1,808
Registration fees	8,029	8,435
Insurance fees	381	156
Other expenses	6,936	7,393
Interest expenses	2,846	1,493
Account servicing fees	4,814	4,930
Printing and Mailing fees	65	205
Total Expenses	134,543	136,313
Less fees waived by Adviser	(46,053)	(48,047)
Net Expenses	88,490	88,266

Net Investment Income	35,110	194,715

Net Realized Gain (Loss) on:
Investments in Securities and Purchased Options	432,978	(83,365)
Written Options	778,114	413,356
Net Realized Gain	1,211,092	329,991

Net Change in Unrealized Appreciation on:
Investments in Securities and Purchased Options	1,926,034	434,204
Written Options	57,453	25,112
Net Change in Unrealized Appreciation	1,983,487	459,316

Net Realized and Unrealized Gain on Investments, Purchased Options and Written Options	3,194,579	789,307

Net Increase in Net Assets Resulting from Operations	$ 3,229,689	$ 984,022

The accompanying notes are an integral part of these financial statements.

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COLLABORATIVE INVESTMENT SERIES TRUST

DIVIDEND PERFORMERS

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	3/31/2021	9/30/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 35,110	$ 108,801
Net Realized Gain (Loss) on Investments, Purchased Options and Written Options	1,211,092	(726,466)
Net Change in Unrealized Appreciation on Investments, Purchased Options and Written Options	1,983,487	373,128
Net Increase (Decrease) in Net Assets Resulting from Operations	3,229,689	(244,537)

Distributions to Shareholders From:
Distributions - Class A	-	(375)	**
Distributions - Class I	(172,395)	(241,087)
Return of Capital - Class A	-	(414)	**
Return of Capital - Class I	-	(192,380)
Total Distributions	(172,395)	(434,256)

Capital Share Transactions	462,983	(1,498,059)	**

Total Increase (Decrease) in Net Assets	3,520,277	(2,176,852)

Net Assets:
Beginning of Year/Period	9,581,409	11,758,261

End of Year/Period	$ 13,101,686	$ 9,581,409

** As of May 29, 2020, Class A Shares converted into Class I Shares, see Note 8 to the financial statements.

The accompanying notes are an integral part of these financial statements.

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COLLABORATIVE INVESTMENT SERIES TRUST

PREFERRED-PLUS

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	3/31/2021	9/30/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 194,715	$ 386,134
Net Realized Gain (Loss) on Investments, Purchased Options and Written Options	329,991	(221,889)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options and Written Options	459,316	(231,794)
Net Increase (Decrease) in Net Assets Resulting from Operations	984,022	(67,549)

Distributions to Shareholders From:
Distributions - Class A	-	(2,474)	**
Distributions - Class I	(288,258)	(422,193)
Return of Capital - Class A	-	(752)
Return of Capital - Class I	-	(68,049)
Total Distributions	(288,258)	(493,468)

Capital Share Transactions	858,923	3,789,983	**

Total Increase in Net Assets	1,554,687	3,228,966

Net Assets:
Beginning of Year/Period	10,595,219	7,366,253

End of Year/Period	$ 12,149,906	$ 10,595,219

** As of May 29, 2020, Class A Shares converted into Class I Shares, see Note 8 to the financial statements.

The accompanying notes are an integral part of these financial statements.

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COLLABORATIVE INVESTMENT SERIES TRUST

DIVIDEND PERFORMERS - CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

	(Unaudited) Six Months Ended		Year Ended		Period Ended(c)
	3/31/2021		9/30/2020		9/30/2019

Net Asset Value, at Beginning of Year/Period	$ 12.91		$ 12.16		$ 10.00

Income From Investment Operations:
Net Investment Income *	0.05		0.12		0.07
Net Gain on Securities (Realized and Unrealized)	4.28		1.06	^	2.23
Total from Investment Operations	4.33		1.18		2.30

Distributions from:
Net Investment Income	(0.05)		(0.13)		(0.06)
Realized Gains	(0.18)		(0.23)		(0.08)
Return of Capital	-		(0.07)		-
Total Distributions	(0.23)		(0.43)		(0.14)

Net Asset Value, at End of Year/Period	$ 17.01		$ 12.91		$ 12.16

Total Return **	33.54%	(b)	10.08%		23.04%	(b)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 13,102		$ 9,581		$ 11,749
Ratio of Expenses to Average Net Assets
Before Reimbursement (d)	2.35%	(a)(e)	2.66%	(e)	2.56%	(a)(e)
After Reimbursement (d)	1.55%	(a)(f)	1.66%	(f)	1.56%	(a)(f)
Ratio of Net Investment Income (Loss) to Average Net Assets
After Reimbursement (d) (g) (h)	0.61%	(a)	1.04%		0.80%	(a)
Portfolio Turnover	33.07%	(b)	128.71%		14.83%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

^ The amount of net realized and unrealized gain on investment per share for the year ended September 30, 2020 does not accord with the amounts in the Statement of Operations due to share transactions for the period.

(a) Annualized.

(b) Not annualized.

(c) For the period December 24, 2018 (commencement of investment operations) through September 30, 2019.

(d) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(e) Expenses before reimbursements (excluding interest expense) were 2.30%, 2.50% and 2.48% for the year/period ended March 31, 2021, September 30, 2020 and 2019, respectively.

(f) Expenses after reimbursements (excluding interest expense) were 1.50%.

(g) The net investment income (loss) ratios include interest expense.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

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COLLABORATIVE INVESTMENT SERIES TRUST

PREFERRED-PLUS - CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

	(Unaudited) Six Months Ended 3/31/2021		Year Ended 9/30/2020		Period Ended(c) 9/30/2019

Net Asset Value, at Beginning of Year/Period	$ 11.09		$ 11.21		$ 10.00

Income From Investment Operations:
Net Investment Income *	0.20		0.41		0.34
Net Gain (Loss) on Securities (Realized and Unrealized)	0.82		-	^	1.24
Total from Investment Operations	1.02		0.41		1.58

Distributions from:
Net Investment Income	(0.20)		(0.41)		(0.29)
Realized Gains	(0.09)		(0.05)		(0.08)
Return of Capital	-		(0.07)		-
Total Distributions	(0.29)		(0.53)		(0.37)

Net Asset Value at End of Year/Period	$ 11.82		$ 11.09		$ 11.21

Total Return **	9.19%	(b)	3.95%	(b)	15.97%	(b)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 12,150		$ 10,595		$ 7,270
Ratio of Expenses to Average Net Assets
Before Reimbursement (d) (i)	2.36%	(a)(e)	2.48%	(e)	2.76%	(a)(e)
After Reimbursement (d) (i)	1.53%	(a)(f)	1.55%	(f)	1.56%	(a)(f)
Ratio of Net Investment Income to Average Net Assets
After Reimbursement (d) (g) (h)	3.36%	(a)	3.90%		3.96%	(a)
Portfolio Turnover	13.39%	(b)	69.91%		5.67%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

^ The amount of net realized and unrealized gain on investment per share for the year ended September 30, 2020 does not accord with the amounts in the Statement of Operations due to share transactions for the period.

(a) Annualized.

(b) Not annualized.

(c) For the period December 24, 2018 (commencement of investment operations) through September 30, 2019.

(d) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(e) Expenses before reimbursements (excluding interest expense) were 2.33%, 2.43% and 2.70% for the year/period ended March 21, 2021, September 30, 2020 and 2019, respectively.

(f) Expenses after reimbursements (excluding interest expense) were 1.50%.

(g) The net investment income (loss) ratios include interest expense.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(i) Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

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COLLABORATIVE INVESTMENT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2021 (UNAUDITED)

 1.  ORGANIZATION

The Dividend Performers and Preferred-Plus (the “Funds”) are each organized as a diversified series of the Collaborative Investment Series Trust (the “Trust”).  The Trust is an open-end investment company established under the laws of Delaware.  The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds, along with seventeen additional funds are the only series currently authorized by the Board of Trustees (the “Board” or “Trustees”). The Funds commenced investment operations on December 24, 2018. The investment adviser to the Funds is Innovative Portfolios, LLC (the “Adviser”). Each Fund offers Class I shares. Class I shares have no distribution fees.  See Note 4 to the financial statements for further information regarding the fees for Class I shares offered by the Funds. As of May 29, 2020, Class A shares were designated as Class I shares in each of the Funds.

Dividend Performer’s investment objective is to provide income with a secondary objective of capital appreciation.

Preferred-Plus’s investment objective is to provide income.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined by the Financial Accounting Standards Board (“FASB”), the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: Investment transactions are accounted for on the trade date.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  Each Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund's understanding of the appropriate country’s rules and tax rates.

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COLLABORATIVE INVESTMENT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

FEDERAL INCOME TAXES: Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

It is each Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code, so that they will not be subject to excise tax on undistributed income and gains. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is each Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the year ended September 30, 2020, related to uncertain tax positions taken on returns filed for the open tax year (2019), or expected to be taken in each Fund’s 2020 tax returns.  The Funds identify their major tax jurisdictions as U.S. federal and certain state tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the six months ended March 31, 2021, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Funds typically distribute substantially all of their net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and short-term capital gains quarterly and long-term capital gains annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of each Fund.

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COLLABORATIVE INVESTMENT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OPTIONS: The Funds invest in put options.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund.  The respective Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may utilize put options to generate income or gain for the Fund. The ability of a Fund to successfully utilize options will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these techniques and instruments.

SHARE VALUATION: Each Fund’s NAV is calculated once daily, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by each Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for Fair Value Pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.  If market quotations are not readily available, the security will be valued at fair

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COLLABORATIVE INVESTMENT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to review by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the

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COLLABORATIVE INVESTMENT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Derivative instruments (put options) – Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

Short-term investments.  Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date, and that would be based on the best information available, which may include the Funds’ own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy

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COLLABORATIVE INVESTMENT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the Funds’ investments measured at fair value as of March 31, 2021, by major security type:

Dividend Performer	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 12,677,136	$ -	$ -	$ 12,677,136
Purchased Options	8,653	-	-	8,653
Money Market Fund	436,077	-	-	436,077
Total	$ 13,121,866	$ -	$ -	$ 13,121,866

Dividend Performer	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$ (67,380)	$ -	$ -	$ (67,380)
Total	$ (67,380)	$ -	$ -	$ (67,380)

Preferred-Plus	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Preferred Securities – $25 Par Value *	$ 5,670,063	$ -	$ -	$ 5,670,063
Preferred Securities – $50 Par Value *	99,380	-	-	99,380
Preferred Securities- Capital Securities *	92,130	5,975,209	-	6,067,339
Closed-End Funds	147,890	-	-	147,890
Purchased Options	3,935	-	-	3,935
Money Market Fund	103,497	-	-	103,497
Total	$ 6,116,895	$5,975,209	$ -	$ 12,092,104

Preferred-Plus	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$ (30,418)	$ -	$ -	$ (30,418)
Total	$ (30,418)	$ -	$ -	$ (30,418)

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COLLABORATIVE INVESTMENT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

During the six months ended March 31, 2021, the Funds did not hold any Level 3 securities during the period presented.

* Industry classifications of these categories are detailed on each Fund’s Schedule of Investments.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the terms of a management agreement between the Trust and the Adviser, with respect to the Funds (the “Agreement”), the Adviser, subject to the oversight of the Board, provides or arranges to be provided to the Funds such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for each Fund consistent with its respective Fund investment objective and policies.  As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund.

The Agreement continues for an initial term of two years, and is renewed on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval.  The Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the respective Fund on not more than 60 days written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2022 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.50% of the average daily net assets attributable to the Class I shares.  These fee waivers and expense reimbursements are subject to possible recoupment from each respective Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment.  This agreement may be terminated only by the Fund’s Board, on 60 days written notice to the Adviser.

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COLLABORATIVE INVESTMENT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

For the six months ended March 31, 2021, the Adviser:

	Dividend Performers	Preferred-Plus
Earned	$ 57,095	$ 57,849
Waived	(46,053)	(48,047)
Reimbursed	-	-

At March 31, 2021, Dividend Performers and Preferred-Plus owed the Adviser $3,684 and $5,502, respectively.

The Adviser has the ability to recoup previously waived fees or expenses in accordance with the Expense Limitation Agreement as follows:

Dividend Performers

Fiscal Year End	Expiration	Amount
September 30, 2019	September 30, 2022	$ 44,722
September 30, 2020	September 30, 2023	$102,552

Preferred-Plus

Fiscal Year End	Expiration	Amount
September 30, 2019	September 30, 2022	$40,969
September 30, 2020	September 30, 2023	$93,223

ADMINISTRATION AND COMPLIANCE SERVICES: The Trust, on behalf of the Funds, entered into an administration agreement with Collaborative Fund Services, LLC (“CFS”) to provide administration and compliance services to the Funds. For the services CFS provides under the administration agreement, CFS receives an annual fee of 0.25% of each Fund’s average daily net assets. Greg Skidmore is the President of CFS, and is also an Interested Trustee.  For the six months ended March 31, 2021, CFS earned $14,274 and $14,462 from the Dividend Performers and Preferred-Plus, respectively. As of March 31, 2021, the Fund owed CFS $2,694 and $2,587 from the Dividend Performers and Preferred-Plus, respectively.

CFS has an administration agreement with Empirical Administration, LLC (“Empirical”) which provides administration and compliance services to the Funds.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of Mutual Shareholder Services (“MSS”).  Mr. Pokersnik also serves as an officer of the Trust.  See the Trustee & Officer table for more information.

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COLLABORATIVE INVESTMENT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

TRANSFER AGENT AND FUND ACCOUNTANT: Brandon Pokersnik, the Funds’ CCO and Secretary is an employee of MSS, the Funds’ transfer agent and fund accountant. MSS receives an annual fee from each Fund of $11.50 per shareholder for transfer agency services. For its services as fund accountant, MSS receives an annual fee from each Fund based on the average net assets of each Fund.

5.  DISTRIBUTION (12B-1) PLAN

The Funds have adopted a distribution plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act for the Class A shares with Arbor Court Capital, LLC (“Distributor”). Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of each Fund’s Class A shares.  The Distribution Plan provides that each Fund may pay annually up to 0.25% of the average daily net assets of the Fund’s Class A. The Distributor is an affiliated entity to the Trust’s transfer agent and fund accountant. Effective May 29, 2020, Class A shares converted into Class I shares and no longer accrue for Distribution fees. As of March 31, 2021, the Preferred-Plus Fund owed Arbor Court $215.

6.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended March 31, 2021, were as follows:

Dividend Performers

Purchases	$ 4,432,426
Sales	$ 3,616,000

Preferred-Plus

Purchases	$ 2,728,223
Sales	$ 1,500,398

7.  DERIVATIVE TRANSACTIONS

The Funds consider the average quarter-end notional amounts during the period, categorized by primary underlying risk, to be representative of its derivative activities for the six months ended March 31, 2021.

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COLLABORATIVE INVESTMENT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

Dividend Performers

Average notional value of:

Purchased Options

$ 12,188,500

Written Options

$(12,566,600)

Preferred-Plus

Average notional value of:

Purchased Options

$ 5,961,200

Written Options

$(5,975,250)

The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of March 31, 2021.

Dividend Performers
Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$8,653
Equity contracts/Equity price risk	Written Options, at value	$(67,380)

Preferred-Plus
Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$3,935
Equity contracts/Equity price risk	Written Options, at value	$(30,418)

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COLLABORATIVE INVESTMENT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

Dividend Performers
Contract Type/Primary Risk Exposure	Realized Gain/(Loss) on Options Purchased	Change in Unrealized Appreciation/(Depreciation) on Options Purchased
Equity contracts/Equity price risk	$(138,548)	$(175)

Contract Type/Primary Risk Exposure	Realized Gain/(Loss) on Written Options	Change in Unrealized Appreciation/(Depreciation) on Written Options
Equity contracts/Equity price risk	$778,114	$57,453

Preferred-Plus
Contract Type/Primary Risk Exposure	Realized Gain/(Loss) on Options Purchased	Change in Unrealized Appreciation/(Depreciation) on Options Purchased
Equity contracts/Equity price risk	$(72,652)	$2,075

Contract Type/Primary Risk Exposure	Realized Gain/(Loss) on Written Options	Change in Unrealized Appreciation/(Depreciation) on Written Options
Equity contracts/Equity price risk	$413,356	$25,112

The notional value of the derivative instruments outstanding as of March 31, 2021 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Each Fund may expose up to 20% of its assets to a credit spread options strategy; however, market conditions may dictate additional exposure. The Funds seek to achieve a put credit spread on the S&P 500 Index (generally on S&P 500 ETF, SPY) by selling/writing an out-of-the-money short put option while simultaneously purchasing an out-of-the-money long put option below the short option position. (Market conditions may not always allow the credit spread to be sold/written out-of-the-money.)  A credit spread is an options strategy that involves the purchase of one option and a sale of another option in the same class and expiration but different strike prices.  The Funds recognize a realized gain or loss when the put credit spread expires or is closed.  Buying the protective long put option hedges any significant downside risk posed by the short put option by employing a defensive position.

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COLLABORATIVE INVESTMENT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

The option premium is derived from "implied volatility" — the expected level of volatility priced into an option — and is higher, on average, than the volatility experienced on the security underlying the option.  By entering into derivatives contracts, the Funds are accepting a risk that its counterparty seeks to transfer in exchange for the premium received by the Funds under the derivatives contract.  By providing this risk transfer service, the Funds seek to benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options.  There can be no assurance that the variance risk premium will be positive for the Funds’ investments at any time or on average and over time.  With options, there is minimal counterparty credit risk to the Funds since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default.

The seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Conversely, the purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

The Funds engage in options transactions involving securities that seek to track the performance of stock indices in order to enhance returns.  Options require additional skills and techniques beyond normal portfolio management.  The Funds’ use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes.  The use of options may magnify the increase or decrease in performance of the Funds and may also subject the Funds to higher price volatility.

The options outstanding as of March 31, 2021, as disclosed in the Schedule of Written Options and the amounts of realized and changes in unrealized gains and losses on the options during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of option activity.

8.  CAPITAL SHARE TRANSACTIONS

As of March 31, 2021, there were unlimited shares authorized at no par value for the Funds. Paid in capital as of March 31, 2021 amounted to $9,933,529 and $11,699,818 for the Dividend Performers and Preferred-Plus, respectively. The following tables summarize transactions in capital for the six months ended March 31, 2021 and year ended September 30, 2020:

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COLLABORATIVE INVESTMENT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

Dividend Performers

Class A	Year Ended September 30, 2020 *
	Shares	Amount
Shares Sold	6,847	$ 81,249
Shares Reinvested	64	789
Shares Redeemed	(7,685)	(89,222)
Net Decrease	(774)	$ (7,184)

* As of May 29, 2020, Class A Shares converted 1,432 shares and $15,181 into Class I Shares.

Class I	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Shares Sold	32,370	$ 510,320	424,104*	$ 4,813,055*
Shares Reinvested	10,268	172,395	35,699	433,468
Shares Redeemed	(14,525)	(219,732)	(683,803)	(6,737,398)
Net Increase/(Decrease)	28,113	$ 462,983	(224,000)	$ (1,490,875)

* Includes $15,181 and 1,425 shares from the tax-free exchange of Dividend Performers Class A that occurred on May 29, 2020.

Preferred-Plus

Class A	Year Ended September 30, 2020 *
	Shares	Amount
Shares Sold	6,174	$ 69,274
Shares Reinvested	309	3,226
Shares Redeemed	(15,039)	(154,532)
Net Decrease	(8,556)	$ (82,032)

* As of May 29, 2020, Class A Shares converted 13,126 shares and $135,706 into Class I Shares.

Class I	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Shares Sold	95,906	$ 1,134,254	579,879*	$ 6,414,728*
Shares Reinvested	24,382	288,258	46,551	490,242
Shares Redeemed	(47,565)	(563,589)	(319,333)	(3,032,955)
Net Increase/(Decrease)	72,723	$ 858,923	307,097	$ 3,872,015

* Includes $135,706 and 13,150 shares from the tax-free exchange of Preferred Plus Class A that occurred on May 29, 2020.

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COLLABORATIVE INVESTMENT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

9.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.  TAX MATTERS

Dividend Performers

For Federal Income Tax purposes, the net cost of investments and premiums from written options at March 31, 2021 is $10,172,723.  As of March 31, 2021, the gross unrealized appreciation on a tax basis totaled $2,968,757 and the gross unrealized depreciation totaled $86,994 for a net unrealized appreciation of $2,881,763.

The primary reason for the difference between the book and tax cost of investments and premiums from written options is the tax deferral of losses on wash sales.

As of September 30, 2020 the components of distributable earnings on a tax basis were as follows:

Unrealized Appreciation (Depreciation)	Other Accumulated Loss	Total Distributable Earnings/(Deficit)
$ 878,625	$(767,762)	$ 110,863

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October Losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended September 30, 2020, the Fund incurred and elected to defer $748,594 of Post-October Losses.  For the year ended September 30, 2020, the cumulative deferred losses on put credit spreads were $19,168.

The tax character of distributions paid during the six months ended March 31, 2021 and year ended September 30, 2020 are as follows:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
Ordinary income	$ 33,018	$ 241,462
Capital gains	139,377	-
Return of Capital	-	192,794
Total	$ 172,395	$ 434,256

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COLLABORATIVE INVESTMENT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

Preferred-Plus

For Federal Income Tax purposes, the net cost of investments and premiums from written options at March 31, 2021 is $11,612,196.  As of March 31, 2021, the gross unrealized appreciation on a tax basis totaled $495,793 and the gross unrealized depreciation totaled $46,303 for a net unrealized depreciation of $449,490.

The primary reason for the difference between the book and tax cost of investments and premiums from written options is the tax deferral of losses on wash sales.

As of September 30, 2020 the components of distributable earnings on a tax basis were as follows:

Unrealized Appreciation (Depreciation)	Other Accumulated Loss	Total Distributable Earnings/(Deficit)
$(51,545)	$(194,131)	$(245,676)

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October Losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended September 30, 2020, the Fund incurred and elected to defer $187,198 of Post-October Losses. For the year ended September 30, 2020, the cumulative deferred losses on put credit spreads were $6,933.

The tax character of distributions paid during the six months ended March 31, 2021 and year ended September 30, 2020 are as follows:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
Ordinary income	$ 195,971	$ 424,667
Capital gains	92,287	-
Return of Capital	-	68,801
Total	$ 288,258	$ 493,468

11.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a rebuttable presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of March 31, 2021, TD Ameritrade, Inc., for the benefit of its customers, held approximately 94.69% of the voting securities of Dividend Performers and may be deemed to control that Fund.  As of March 31, 2021, TD Ameritrade, LLC,

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COLLABORATIVE INVESTMENT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

for benefit of its customers, held 99.50% of the voting securities of Preferred-Plus and may be deemed to control that Fund.

12. OPTIONS RISK

The Funds’ use of options subjects the Funds to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on the Adviser’s ability to predict movements in the prices of individual securities or indices and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund’s ability to limit exposures by closing its positions; and, (v) the possible need to defer closing out of certain options to avoid adverse tax consequences. See Note 2 for additional disclosures related to options transactions.

13.  NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

In March 2017, FASB issued ASU No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has evaluated the impact of applying this provision and has concluded these changes do not have material impact on Preferred-Plus Fund’s financial statements.

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COLLABORATIVE INVESTMENT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

14. MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and its investments and could result in an increase or decrease to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

15.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no further events requiring disclosure or recognition.

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COLLABORATIVE INVESTMENT SERIES TRUST

EXPENSE ILLUSTRATION

MARCH 31, 2021 (UNAUDITED)

 Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire period, October 1, 2020 through March 31, 2021.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Dividend Performers Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2020	March 31, 2021	October 1, 2020 to March 31, 2021

Actual	$1,000.00	$1,335.41	$9.02
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.20	$7.80

* Expenses are equal to the Fund's annualized expense ratio of 1.55% for Class I shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Preferred-Plus - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2020	March 31, 2021	October 1, 2020 to March 31, 2021

Actual	$1,000.00	$1,091.91	$7.98
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.30	$7.70

* Expenses are equal to the Fund's annualized expense ratio of 1.53%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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COLLABORATIVE INVESTMENT SERIES TRUST

ADDITIONAL INFORMATION

MARCH 31, 2021 (UNAUDITED)

 PORTFOLIO HOLDINGS

The Funds files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Form N-PORT is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-800-869-1679, free of charge.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in the Funds’ investment portfolios are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-800-869-1679.  The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Funds’ proxy information is also available on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 is available without charge, upon request by calling 1-800-869-1679 or referring to the SEC's web site at www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal six months ended March 31, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

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PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●  Social Security number and wire transfer instructions

●   account transactions and transaction history

●   investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

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What we do: Page 2
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●  open an account or deposit money

●  direct us to buy securities or direct us to sell

     your securities

●  seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●  sharing for affiliates’ everyday business

     purposes – information about your

     creditworthiness.

●  affiliates from using your information to

     market to you.

●  sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

●  The Collaborative Investment Series Trust

    does not share with non-affiliates so they can

    market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Collaborative Investment Series Trust doesn’t jointly market.

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Investment Adviser

Innovative Portfolios, LLC

Distributor

Arbor Court Capital, LLC

Fund Administrator

Collaborative Fund Services, LLC

Transfer and Dividend Disbursing Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank NA

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Cohen and Company, Ltd.

This report is provided for the general information of Dividend Performers and Preferred-Plus shareholders.  It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: June 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: June 3, 2021

By /s/Adam Snitkoff

     Adam Snitkoff

     Treasurer/Chief Financial Officer/Principal Accounting Officer of the Trust

Date: June 3, 2021